Schedule of Components of Restricted Stock Liabilities (Details) (Parenthetical) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 15, 2020	Jun. 30, 2021	Dec. 31, 2020
Restricted Stock Liabilities
Number of shares vested	1,064,549	1,064,549	1,064,549
Purchase price per share	$ 4.00	$ 4.00	$ 4.00